Share-based compensation - Share-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 5,604	$ 601	$ 18,252
Share options | Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	(1,436)	(1,044)	(14)
Restricted Stock Units | Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Share-based compensation expense	$ 7,040	$ 1,645	$ 18,266